ACCUMULATED OTHER COMPREHENSIVE INCOME	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME

12.    ACCUMULATED OTHER COMPREHENSIVE INCOME

Foreign currency translation adjustments
RMB
Balance as of January 1, 2019	42,459
Foreign currency translation adjustments, net of tax of nil	(1,542)
Balance as of December 31, 2019	40,917
Foreign currency translation adjustments, net of tax of nil	(1,275)
Balance as of December 31, 2020	39,642
Foreign currency translation adjustments, net of tax of nil	(6,635)
Balance as of December 31, 2021	33,007
US$
Balance as of December 31, 2021	5,181
There have been no reclassifications out of accumulated other comprehensive income to net income for the periods presented.